Income Tax Expense - Summary of Movements in deferred Tax Balances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets And Liabilities [line items]
initial balance	€ (492)	€ 83	€ 433
Recognised in profit or loss	382	(575)	(350)
Final balance	(110)	(492)	83
Deferred tax assets [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	2,023	1,974	2,027
Recognised in profit or loss	(728)	49	(53)
Final balance	1,295	2,023	1,974
Deferred tax liability [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	(2,515)	(1,891)	(1,594)
Recognised in profit or loss	1,110	(624)	(297)
Final balance	€ (1,405)	€ (2,515)	€ (1,891)